Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of voluntary change in accounting policy [abstract]
Summary of Functional Currency	The functional currency of GENFIT CORP and Versantis, Inc. is the U.S. dollar. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

	Half-year ended
Ratio : 1 US dollars (USD) = x euros (EUR)	2022/06/30	2023/06/30
Exchange rate at period end	0.96274	0.92030
Average exchange rate for the period	0.91494	0.92515
The functional currency of Versantis AG is the Swiss Franc. The applicable exchange rates used to translate the financial statements of this entity for each of the periods are as follows:

Ratio : 1 CH franc (CHF) = x euros (EUR)	Half-year ended
	2022/06/30	2023/06/30
Exchange rate at period end	N/A	1.02166
Average exchange rate for the period	N/A	1.01462